SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2016
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

CHINA LODGING GROUP, LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Addition Due to Acquisition	Charge Taken Against Allowance	Write off	Balance at End of Year
	(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
2014	7,756	4,770	—	—	(6,049)	6,477
2015	6,477	1,997	—	—	(2,415)	6,059
2016	6,059	1,082	7,151	—	(2,368)	11,924
Valuation allowance for deferred tax assets

2014	51,596	29,693	—	(18,421)	—	62,868
2015	62,868	47,122	—	(15,508)	(1,955)	92,527
2016	92,527	55,757	11,724	(17,064)	(28,319)	114,625

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